UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 3200, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: Corporate Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison Affiliated Companies Legal and Compliance Dept.
Scottsdale, Arizona
May 1, 2012

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 46
Form 13F Information Table Value Total: $243,310(thousands)

List of Other Included Managers: None

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
                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE   SHARED   NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- --------- ------ -------- ------
3M Co                          COM        88579Y101     7189    80590 SH       SOLE                80590
Apache Corp.                   COM        037411105     5398    53743 SH       SOLE                53743
Apple Computers                COM        037833100     7514    12533 SH       SOLE                12533
BHP Billiton Plc.              COM        05545E209     5460    88954 SH       SOLE                88954
BP PLC                         ADR        055622104      201     4471 SH       SOLE                 4471
Becton Dickinson & Co.         COM        075887109     6266    80699 SH       SOLE                80699
Berkshire Hathaway Class B     COM        084670702     7133    87902 SH       SOLE                87902
CSX Corp                       COM        126408103     6923   321700 SH       SOLE               321700
Caterpillar Inc                COM        149123101     7329    68801 SH       SOLE                68801
ChevronTexaco Corp             COM        166764100      416     3881 SH       SOLE                 3881
Coca Cola Co.                  COM        191216100     7296    98581 SH       SOLE                98581
Colgate Palmolive Co           COM        194162103     7833    80113 SH       SOLE                80113
Danaher Corporation            COM        235851102     9569   170869 SH       SOLE               170869
EMC Corp.                      COM        268648102     9655   323111 SH       SOLE               323111
Eli Lilly Co Inc               COM        532457108      226     5622 SH       SOLE                 5622
Exxon Mobil Corporation        COM        30231G102     8622    99407 SH       SOLE                99407
Fomento Economico Mexico S.A.B ADR        344419106    10801   131287 SH       SOLE               131287
Google                         COM        38259P508     8147    12705 SH       SOLE                12705
H.J. Heinz Co.                 COM        423074103     6981   130358 SH       SOLE               130358
IShares S&P Small-Cap 600 Inde ETF        464287804      664     8705 SH       SOLE                 8705
International Business Machine COM        459200101     8832    42330 SH       SOLE                42330
JP Morgan Chase & Co.          COM        46625H100      339     7368 SH       SOLE                 7368
Johnson & Johnson              COM        478160104     6264    94961 SH       SOLE                94961
Johnson Controls Inc.          COM        478366107     6961   214325 SH       SOLE               214325
Kraft                          COM        50075N104     8029   211243 SH       SOLE               211243
Novartis AG                    ADR        66987V109     5713   103104 SH       SOLE               103104
Oracle Corp.                   COM        68389X105     7304   250477 SH       SOLE               250477
Pepsico                        COM        713448108      201     3024 SH       SOLE                 3024
Procter & Gamble               COM        742718109      323     4799 SH       SOLE                 4799
Qualcomm Inc.                  COM        747525103     8191   120354 SH       SOLE               120354
Sasol LTD                      ADR        803866300     5823   119716 SH       SOLE               119716
Schlumberger, Ltd.             COM        806857108     5833    83413 SH       SOLE                83413
Schwab (Charles) Corp.         COM        808513105     7976   555030 SH       SOLE               555030
Standard & Poor's Depository R COM        78462F103      216     1535 SH       SOLE                 1535
Starbucks Corporation          COM        855244109      454     8125 SH       SOLE                 8125
Target Corp.                   COM        87612E106     8841   151722 SH       SOLE               151722
United Technologies Corp       COM        913017109     9067   109318 SH       SOLE               109318
Vanguard Mid-Cap VIPER         ETF        922908629      378     4638 SH       SOLE                 4638
Vanguard Small Cap Value Fund  COM        922908611     6050    85955 SH       SOLE                85955
Vanguard Total Stock Market Vi ETF        922908769     2568    35545 SH       SOLE                35545
Wal-Mart Stores                COM        931142103      924    15100 SH       SOLE                15100
Yum! Brands Inc.               COM        988498101     9928   139475 SH       SOLE               139475
iShares MSCI EAFE Index Fund   ETF        464287465      222     4041 SH       SOLE                 4041
iShares MSCI Emerging Markets  ETF        464287234     8443   196585 SH       SOLE               196585
iShares Russell 1000 Index Fun ETF        464287622      370     4750 SH       SOLE                 4750
iShares Russell Midcap Index F ETF        464287499      437     3950 SH       SOLE                 3950
